BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,402	$ 0
Total current assets	1,402	0
Total assets	1,402	0
Current liabilities:
Advance from affiliate	120	120
Total current liabilities	120	120
Total liabilities	120	120
Stockholders’ equity (deficit):
Common stock, no par value, 1,000,000 shares authorized and no shares outstanding at December 31, 2025 and 2024	0	0
Additional paid-in capital	1,725	0
Accumulated deficit	(443)	(120)
Total stockholders’ equity (deficit)	1,282	(120)
Total liabilities and stockholders’ equity (deficit)	$ 1,402	$ 0